Fair Value Measurements - Reconciliations of Assets Measured at Fair Value on a Recurring Basis Categorized within Level 3 (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Total comprehensive income/(loss) for the year, net of tax		¥ (50,634)	¥ (11,929)	¥ 11,743
Fair Value Measurement on a Recurring Basis [Member]
Disclosure of fair value measurement of assets [line items]
Fair value at the beginning of the year		35,562
Fair value at the beginning of the year		(296)
Fair value at the end of the year		48,191	35,562
Fair value at the end of the year		(285)	(296)
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Fair value at the beginning of the year		16,766
Fair value at the beginning of the year		(296)
Fair value at the end of the year		20,210	16,766
Fair value at the end of the year		(224)	(296)
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Fair value at the beginning of the year		10,261
Included in profit or loss	[1]	1,953
Total comprehensive income/(loss) for the year, net of tax		1,953
Purchases		5,311
Other		(216)
Effect of exchange rate changes		3
Fair value at the end of the year		17,312	10,261
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Fair value at the beginning of the year		6,505
Included in other comprehensive income	[2]	(224)
Total comprehensive income/(loss) for the year, net of tax		(224)
Purchases		0
Sales and settlements	[3]	(556)
Other		176
Transfers in	[4]	(3,000)
Effect of exchange rate changes		(3)
Fair value at the end of the year		2,898	6,505
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Put option liabilities [member]
Disclosure of fair value measurement of assets [line items]
Fair value at the beginning of the year		(296)	(486)
Included in profit or loss	[1]	85	(74)
Total comprehensive income/(loss) for the year, net of tax		85	(74)
Purchases		(28)	(16)
Exercise of options			250
Decrease due to loss of control			26
Other		16	(3)
Effect of exchange rate changes		(1)	7
Fair value at the end of the year		(224)	(296)	(486)
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Conversion right and redemption right of preferred stock [member]
Disclosure of fair value measurement of assets [line items]
Fair value at the beginning of the year		6,505	8,539
Included in other comprehensive income	[2]		(1,916)
Total comprehensive income/(loss) for the year, net of tax			(1,916)
Purchases			5,029
Sales and settlements	[3]		(4,176)
Decrease due to loss of control			(595)
Other			(110)
Effect of exchange rate changes			(266)
Fair value at the end of the year			6,505	8,539
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member] | Private equity and other financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Fair value at the beginning of the year		¥ 10,261	7,143
Included in profit or loss	[1]		(553)
Total comprehensive income/(loss) for the year, net of tax			(553)
Purchases			4,763
Decrease due to loss of control			(963)
Other			138
Effect of exchange rate changes			(267)
Fair value at the end of the year			¥ 10,261	¥ 7,143

[1]	This amount is included in “Other non-operating income” or “Other non-operating expenses” in the Group’s Consolidated Statements of Profit or Loss.
[2]	This amount is included in “Net changes in fair value of equity instruments at FVOCI” in the Group’s Consolidated Statements of Comprehensive Income.
[3]	During the years ended December 31, 2018 and 2019, the Group sold financial assets at FVOCI. The cumulative gain on disposal amounted to 2,267 million yen and the cumulative loss on disposal amounted to 1,081 million yen, respectively.
[4]	During the year ended December 31, 2019, the issuing company of an equity instrument was listed to Tokyo Stock Exchange Mothers. Accordingly, such equity instrument was transferred from Level 3 to Level 1.